Shareholders' equity - Translation adjustment - Gains (losses) on exchange differences (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exchange differences on translation [abstract]
Total transaction adjustments	€ (180)	€ (1,063)	€ 77
Continuing operations [member]
Exchange differences on translation [abstract]
Gain (loss) recognized in other comprehensive income during the period	(188)	(214)	77
Reclassification to net income for the period	8	(13)
Total transaction adjustments	€ (180)	(227)	€ 77
Discontinued operations [member]
Exchange differences on translation [abstract]
Reclassification to net income for the period		(836)
Total transaction adjustments		€ (836)